INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Component of inventories
Raw materials	$ 88,591,369	$ 80,343,732
Work in progress	79,405,492	73,530,496
Finished goods	263,996,721	196,977,366
Total	431,993,582	350,851,594
Inventory written down	$ 15,279,633	$ 37,764,638	$ 40,588,365